DISCONTINUED OPERATIONS	12 Months Ended
Sep. 30, 2017
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
4 .	DISCONTINUED OPERATIONS

On September 26, 2016, the Company entered into a Master Transaction Agreement with Beijing Shihui, under which the Buyer agreed to purchase the corn seed production and distribution assets, the office building in Beijing,
C
hina
, and generally the business of commercial corn seed production and sales operated by the Company. On August 16, 2017, the Company entered into a Supplemental Agreement to the
Master Transaction Agreement, pursuant to which, the aggregate purchase price was increased from RMB 400,000 to RMB 421,000 and certain payment arrangement provisions were amended.

The overall transaction is conducted in two steps. The first step is the sale of the equity held by Beijing Origin of each of the Denong, Changchun Origin and Linze Origin companies, and the second step is the sale of a company holding the assets of Zhengzhou Branch and the office building in Beijing, PRC. The second step requires Beijing Origin to effect a restructuring to form a
n entity
 to own the current office building located in Beijing,
China
 and certain other assets (together the “Zhengzhou Branch Assets”), which entity
 is sold to the Buyer so as to transfer the building and assets to the Buyer.

When the first step is completed (the “First Closing”), the Buyer should gi
ve
 Beijing Origin
a total consideration of
RM
B
221,000,
consisting of cash payment of RM
B
79,000 and bank loans reduction of RMB
142,000,
for the 98.58% equity ownership interest in Denong, 100% equity ownership interest in Changchun Origin and 100% equity ownership interest in Linze Origin (together the “VIE Subsidiaries”). The First Closing is conditioned (among other things) on Beijing Origin acquiring the current minority percentage ownership of Changchun Origin that is held by the Company’s Chairman, so as to deliver to the Buyer 100% of the equity ownership of Changchun Origin. The minority interest of Denong should continue to be held by two third parties and should not be sold to the Buyer. When the second step is completed (the “Second Closing”), the Buyer should give
 Beijing Origin
a tot
al consideration of
RMB200,000
,
payable in cash after offsetting the then outstanding payables to the Buyer up to RM
B
150,000, for th
e
100% ownership interest in an entity formed by Beijing Origin as part of its reorganization to hold the Zhengzhou Branch Assets.

On July 31, 2017, the Company completed the First Closing and sold the VIE subsidiaries. On August 31, 2017, the Company transferred the
 control of Zhengzhou Branch
to Beijing Shihui pursuant to a Management Agreement
and the net assets
in Zhengzhou Branch
intended to be sold at the Second Closing are considered sold. Of the total purchase price of RMB421
,000
, RMB347,085 was allocated to the aforementioned disposed entities and assets and RMB73,915 was allocated to the office building in Beijing,
China
. As of September 30, 2017, (1) total cash consideration of RMB45,400 inclusive of the RMB10
,000
 deposits was received, (2) principal amount of the bank loans amounted to RMB142,000 in the VIE subsidiaries was offset against the purchase price, (3) outstanding payables of RMB121,485 by Zhengzhou Branch to Buyer was offset against the purchase price. During the year ended September 30, 2017, we recognized a loss of RMB3,282 on the sale of commercial corn seed production and sales business operated by the Company. The loss is reported in
discontinued operation
s
in the consolidated statements of operations and comprehensive income.

The assets and liabilities of the entities that were sold and to be sold have been reclassified as “assets of discontinued operations” and “liabilities of discontinued operations” within current and non-current assets and liabilities, respectively, on the consolidated balance sheets as of September 30, 2016 and 2017. The results of operations of the entities or assets that were sold and to be sold have been reclassified to
“
net income (loss) from discontinued operations
”
 in the consolidated statements of
income
and comprehensive income for the years ended September 30, 2015, 2016 and 2017.

Results of discontinued operations are summarized as follows:

	Year ended September 30,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Revenues	376,250	334,770	235,823	35,532
Cost of revenues	(264,039)	(259,253)	(172,180)	(25,943)
Gross profit	112,211	75,517	63,643	9,589
Operating expenses
Selling and marketing	(39,987)	(38,079)	(21,149)	(3,187)
General and administrative	(26,576)	(30,373)	(17,602)	(2,652)
Research and development	(2,599)	(2,760)	(659)	(99)
Other income (expense), net	8,586	(1,301)	360	54
Total operating expenses, net	(60,576)	(72,513)	(39,050)	(5,884)

Income from discontinued operations	51,635	3,004	24,593	3,705

Interest expense	(8,067)	(6,644)	(5,480)	(826)
Interest income	119	93	34	5
Impairment on plant and equipment and inventories	-	-	(44,706)	(6,736)
Income (loss) before income taxes from discontinued operations	43,687	(3,547)	(25,559)	(3,852)

Income tax (expense) benefits from discontinued operations
Current	(1,295)	(1,436)	(1,281)	(193)
Deferred	-	-	-	-
Income tax (expenses) benefit from discontinued operations	(1,295)	(1,436)	(1,281)	(193)

Loss on disposal of commercial seed business	-	-	(3,282)	(495)
Net income (loss) from discontinued operations	42,392	(4,983)	(30,122)	(4,540)
Less: Net income (loss) attributable to non-controlling interests	(916)	(480)	821	124
Net income (loss) from discontinued operations attributable to Origin Agritech Ltd.	43,308	(4,503)	(30,943)	(4,664)

Assets and liabilities from discontinued operations are summarized as follows:

	September 30,
	2016	2017	2017
	RMB	RMB	US$
Assets of discontinued operations
Cash and cash equivalents	50,934	-	-
Accounts receivable	491	24	4
Advances to suppliers	2,778	-	-
Advances to growers	21,672	-	-
Inventories	367,462	22,003	3,315
Income tax recoverable	48	-	-
Other current assets	3,064	-	-
Current assets of discontinued operations	446,449	22,027	3,319

Land use rights, net	16,341	5,258	793
Plant and equipment, net	161,690	32,484	4,894
Goodwill	11,973	-	-
Acquired intangible assets, net	3,038	-	-
Other assets	727	-	-
Non-current assets of discontinued operations	193,769	37,742	5,687

Total assets of discontinued operations	640,218	59,769	9,006

Liabilities of discontinued operations
Short-term borrowings	85,000	-	-
Accounts payable	3,083	-	-
Due to growers	19,926	6,535	985
Due to related parties	91,304	22,640	3,411
Advances from customers	208,844	1,866	281
Deferred revenues	7,008	-	-
Other payables and accrued expenses	13,994	-	-
Current liabilities of discontinued operations	429,159	31,041	4,677
Other long-term liability	8,080	-	-
Non-current liabilities of discontinued operations	8,080	-	-

Total liabilities of discontinued operations	437,239	31,041	4,677

The Company has combined cash flows from discontinued operations with cash flows from continuing operations within the operating, investing and financing categories within the consolidated statement of cash flows. Cash and non-cash items for certain operating and investing activities related to discontinued operations for the years ended September 30, 2015, 2016 and 2017 are as follows:

	Year Ended September 30
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Depreciation and amortization	14,195	13,878	12,483	670
Asset impairment	56,411	26,941	44,706	6,736
Capital expenditures	3,334	2,510	-	-

Related party transactions that are reported in discontinued operations are as follows:

(1)	Due to related parties

	September 30,
	2016	2017
	RMB	RMB

Beijing Shihui (i)	91,304	22,640

	91,304	22,640

Note (i): The balance as of September 30, 2016 and 2017 represented the advance from Beijing Shihui for its seed sales.

(2)	Sales to related parties

	Year ended September 30,
	2015	2016	2017
	RMB	RMB	RMB

Beijing Shihui	40,586	102,234	183,487